UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2015

Capital World Growth and Income Fund seeks long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–4.95%	11.25%	7.16%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.77% for Class A shares as of the prospectus dated February 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2015, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.81%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global stocks generated modest gains for U.S. investors during the first half of Capital World Growth and Income Fund’s fiscal year, amid aggressive monetary stimulus from central banks around the world, solid corporate earnings and improving economic conditions in Europe and Japan. Generally, dividend-paying stocks tended to trail the broader market.

Against this backdrop, the fund produced a total return of 2.12% for the six months ended May 31, 2015. This result trailed the 3.11% gain of the fund’s primary benchmark, the unmanaged MSCI ACWI (All Country World Index). The Lipper Global Funds Index, a peer group measure, advanced 3.94%. As you can see in the table below, the fund has outpaced both of these measures over longer time frames.

Capital World Growth and Income Fund seeks to provide investors with current income and long-term capital appreciation. For the period, quarterly dividend payments totaled 46 cents a share, which included a special dividend of 17 cents a share paid in December. This amounted to an income return of 0.96% for those who reinvested dividends.

Results at a glance

For periods ended May 31, 2015, with all distributions reinvested

	Cumulative
	total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since 3/26/93)

Capital World Growth and Income Fund (Class A shares)[1]	2.12%	4.07%	12.64%	8.24%	11.10%
MSCI ACWI[2]	3.11	5.08	11.76	6.77	7.48
Lipper Global Funds Index[3]	3.94	5.32	11.69	6.86	7.65

[1]	Results shown in this report may differ slightly from those experienced by fund shareholders due to an error in the fund’s net asset value that occurred in May 2015. The fund’s investment adviser reimbursed the fund for the error.
[2]	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Capital World Growth and Income Fund	1

Positive developments in Europe and Japan

A number of major stock markets around the world recorded solid gains during the first half of the fund’s fiscal year. The MSCI EU Index gained 11.59%* in local currency terms. Investors welcomed indications that the European Central Bank would accelerate its monetary stimulus efforts in the months ahead. Enthusiasm for the bank’s bond buying program partly offset concerns that Greece might default on its debt and exit the euro zone. The stock market advance was also supported by surprisingly optimistic economic data. Credit availability for businesses and consumers improved, and retail sales picked up. Exports were bolstered by the declining euro, which fell –12.06% against the U.S. dollar, paring the gains from rising euro-denominated share prices. The MSCI EU Index rose 1.84% in U.S. dollar terms.

A similar story unfolded in Japan, where equities reached multi-year highs as a weakening yen lifted Japanese exporters. GDP grew by an estimated 2.4% in the first quarter — the strongest increase in a year. In April, retail sales improved considerably, and the country’s unemployment rate fell to an 18-year low of 3.3%. Japanese shares generated a 13.94% gain for U.S. investors.

Chinese stocks soared 22.89% for the period, despite ongoing concerns about slowing economic growth. Investors appeared to be encouraged by a government program of targeted stimulus efforts and supportive central bank policies. In May, the People’s Bank of China cut interest rates for the third time in six months. Elsewhere in developing markets, Brazilian stocks plunged –21.78%, hurt by depreciation of the real and expectations that the country’s central bank would tighten interest rates in an effort to keep inflation in check. Equities in South Korea and the Philippines rose 2.35% and 5.58%, respectively. Following an extended rally, Indian stocks struggled, finishing down –4.75%.

U.S. equities ended in positive territory, despite a brief selloff in April triggered by an unexpectedly weak GDP report. That same month the economy added 223,000 new jobs, resuming its steady expansion after slowing in March. Other economic data was generally positive. Federal Reserve officials reiterated that interest rates could rise before the end of 2015.

Inside the portfolio

Improving economic and market conditions provide a positive backdrop, but they are not the primary drivers of the fund’s results. Rather, results are based on the merits of individual companies that have been thoroughly researched and carefully chosen. Health care holdings, the largest sector concentration in the fund, generated mixed results. Biopharmaceutical giant Gilead Sciences, the fund’s third-largest holding, surged 11.91% as the company beat quarterly earnings estimates

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes.

2	Capital World Growth and Income Fund

Where the fund’s assets were invested*

(percent invested by country of domicile)

	Capital World Growth and Income Fund	MSCI All Country World Index†

The Americas	42.9%	56.1%
United States	39.8	51.3
Canada	1.8	3.3
Other Americas	1.3	1.5

Europe	32.8	23.4
United Kingdom	12.4	7.1
Switzerland	6.2	3.2
Germany	4.8	3.1
France	3.5	3.4
Sweden	1.1	1.0
Spain	.7	1.2
Finland	.6	.3
Other Europe	3.5	4.1

Asia/Pacific	18.0	19.3
Japan	4.2	7.9
Hong Kong	3.2	1.2
China	3.0	2.7
India	1.5	.7
Thailand	1.4	.2
Other Asia/Pacific	4.7	6.6

Other	.3	1.2

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.0	—

Total	100.0%	100.0%

*	Percent of net assets by country of domicile as of May 31, 2015.
†	The MSCI All Country World Index is weighted by market capitalization.

Capital World Growth and Income Fund	3

and raised its guidance for 2015. The second largest, Novartis, rose 6.30% on positive news from a number of drug trials. Amgen (–5.47%) and Bayer (–5.74%) both declined, however, the latter amid concerns about increasing competition for its best-selling blood thinner Xarelto.

Select holdings in the financials sector delivered solid gains. UBS advanced 19.76%; company profits almost doubled in the first quarter. China Construction Bank rose 32.49% as the country’s central bank cut reserve requirements. In India, HDFC Bank climbed 22.84%. Siam Commercial Bank in Thailand, however, declined –21.35%.

Among the fund’s other top 10 holdings, U.K. oil and gas company BP (4.86%) and tobacco company Altria (1.87%) both gained, but U.S. telecom Verizon Communications (–2.27%), Google (–0.68%) and Philip Morris International (–4.44%) all lost ground.

Looking forward

While the global economic picture continues to improve, growth in a number of countries proceeds at a mixed pace. Japan’s economy appears to be picking up strength, and continued weakness in the yen has helped exporters there. We are encouraged that companies seem to be more focused on corporate governance and, in turn, improving shareholder returns. Historically, Japanese companies have not been a key focus of the fund, as many did not pay dividends, but we are finding more firms paying what we believe are compelling dividends. As such, we are looking to selectively add to our holdings in that country.

Largest equity holdings

(as of May 31, 2015)

Company	Country of domicile	Percent of net assets	Six-month return

Amgen	United States	3.5%	–5.47%
Novartis	Switzerland	2.7	6.30
Gilead Sciences	United States	2.2	11.91
Verizon Communications	United States	1.7	–2.27
Bayer	Germany	1.6	–5.74
Philip Morris International	United States	1.4	–4.44
Google*	United States	1.4	–0.68
Altria	United States	1.4	1.87
BP	United Kingdom	1.4	4.86
UBS Group	Switzerland	1.3	19.76

*Six-month return for Google represents Class A shares only.

4	Capital World Growth and Income Fund

In China, a number of challenges remain as the country strives to move to a more consumer-driven economy and implement needed reforms. However, we are increasingly optimistic that the leadership in China will manage those changes successfully. While we expect bumps along the way, we believe that promising investment opportunities are to be found in the region, particularly among internet and consumer-driven companies. A number of economies in Southeast Asia have slowed, in some cases due to weakness in commodity prices.

Despite uncertainty over the crisis in Greece, signs from Europe have been surprisingly positive in recent months, thanks in part to aggressive stimulus measures. If the trend continues, we could begin to see a period of more autonomous growth ahead. The outlook for the U.S. economy remains upbeat, as unemployment rates are improving and consumer spending appears to be gaining momentum. However, after more than six years of stock market gains we expect to see periods of uneven growth and, as such, are tempering our expectations. Against such a backdrop, we believe that the global investment opportunities the fund provides make it a sensible choice as part of a diverse portfolio.

We are in a period of significant change in a number of industries, driven largely by technological advancement and regulation. Chief among these are the pharmaceutical and biotech industries, where science is progressing very rapidly. New therapies are creating a sea change in how we treat certain illnesses. Similarly, the automobile industry is moving toward cleaner engines while continuing development of both electric and self-driving cars. In the banking industry, shifts toward digital technology and disintermediation, coupled with regulatory change, may transform the way banks do business in the future. Amid all of this our primary focus is on identifying, through intensive research, strong long-term investment opportunities.

We thank you, our fellow investors, for your continued support of Capital World Growth and Income Fund. We look forward to reporting back to you at the close of the fiscal year.

Cordially,

Mark E. Denning President	Michael Cohen Vice President

July 13, 2015

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	39.82%
Euro zone*	12.66
United Kingdom	12.38
Switzerland	6.17
Japan	4.18
Hong Kong	3.17
China	3.02
Canada	1.83
Taiwan	1.57
Other countries	9.23
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	5.97
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 93.98%	Shares	Value (000)
Health care 16.84%
Amgen Inc.	20,167,700	$3,151,405
Novartis AG1	24,003,054	2,470,281
Gilead Sciences, Inc.[2]	17,395,225	1,952,962
Bayer AG1	9,956,435	1,412,477
AbbVie Inc.	11,310,543	753,169
St. Jude Medical, Inc.	8,644,800	637,554
Thermo Fisher Scientific Inc.	4,566,200	591,916
Takeda Pharmaceutical Co. Ltd.[1]	10,103,000	489,684
Alexion Pharmaceuticals, Inc.[2]	2,974,400	487,326
Stryker Corp.	5,031,000	483,630
Medtronic PLC	6,257,000	477,534
Other securities		2,361,135
		15,269,073

6	Capital World Growth and Income Fund

	Shares	Value (000)
Financials 16.77%
UBS Group AG1	54,899,786	$1,181,163
Prudential PLC[1]	44,261,800	1,102,822
Barclays PLC[1]	248,271,873	1,024,588
Société Générale[1]	16,441,989	767,974
AIA Group Ltd.[1]	106,536,196	699,685
HDFC Bank Ltd.[1]	30,880,682	585,091
HDFC Bank Ltd. (ADR)	782,000	46,623
China Construction Bank Corp., Class H1	559,200,735	561,749
Link Real Estate Investment Trust[1]	82,739,002	479,656
Siam Commercial Bank PCL[1]	100,489,600	472,959
American International Group, Inc.	8,011,800	469,572
Other securities		7,812,507
		15,204,389

Consumer discretionary 10.71%
Toyota Motor Corp.[1]	11,871,000	818,487
Netflix, Inc.[2]	1,149,142	717,134
Kingfisher PLC[1]	107,113,199	606,561
Home Depot, Inc.	5,386,800	600,197
Amazon.com, Inc.[2]	1,135,500	487,391
Volkswagen AG, nonvoting preferred[1]	2,005,255	486,734
Other securities		5,994,103
		9,710,607

Information technology 9.61%
Google Inc., Class A2	1,303,729	710,950
Google Inc., Class C2	1,058,017	562,981
Texas Instruments Inc.	15,356,531	858,737
Oracle Corp.	18,827,000	818,786
Samsung Electronics Co., Ltd.[1]	382,750	450,398
Other securities		5,307,761
		8,709,613

Industrials 9.58%
Lockheed Martin Corp.	3,912,600	736,351
ASSA ABLOY AB, Class B1	9,809,389	578,362
General Dynamics Corp.	3,525,700	494,162
Other securities		6,871,534
		8,680,409

Consumer staples 6.78%
Philip Morris International Inc.	15,366,500	1,276,495
Altria Group, Inc.	24,576,200	1,258,302
Nestlé SA1	8,454,443	656,812
Japan Tobacco Inc.[1]	13,472,300	488,859
Imperial Tobacco Group PLC[1]	8,533,000	440,426
Other securities		2,025,187
		6,146,081

Capital World Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Energy 6.24%
BP PLC[1]	182,213,649	$1,255,733
Canadian Natural Resources, Ltd.	24,358,130	751,741
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	12,897,100	383,893
Royal Dutch Shell PLC, Class A (ADR)	897,500	53,599
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	1,686,000	50,382
EOG Resources, Inc.	5,166,000	458,173
Other securities		2,701,268
		5,654,789

Telecommunication services 5.05%
Verizon Communications Inc.	30,365,053	1,501,248
SoftBank Corp.[1]	8,143,500	486,135
Other securities		2,593,153
		4,580,536

Utilities 4.28%
SSE PLC[1]	26,852,353	684,501
EDP - Energias de Portugal, SA1	131,157,190	512,178
Other securities		2,678,741
		3,875,420

Materials 3.20%
Other securities		2,902,966

Miscellaneous 4.92%
Other common stocks in initial period of acquisition		4,458,668

Total common stocks (cost: $64,627,219,000)		85,192,551

Preferred securities 0.00%
Financials 0.00%
Other securities		3,171

Total preferred securities (cost: $3,050,000)		3,171

Convertible stocks 0.02%
Financials 0.02%
Other securities		14,891

Total convertible stocks (cost: $10,438,000)		14,891

Convertible bonds 0.03%	Principal amount (000)
Financials 0.03%
Other securities		27,406

Total convertible bonds (cost: $30,398,000)		27,406

8	Capital World Growth and Income Fund

Bonds, notes & other debt instruments 0.88%	Principal amount (000)	Value (000)
Corporate bonds & notes 0.50%
Financials 0.15%
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[3]	£4,520	$9,240
Other securities		124,125
		133,365

Other corporate bonds & notes 0.35%
Other securities		323,789

Total corporate bonds & notes		457,154

Other bonds & notes 0.38%
Other securities		340,583

Total bonds, notes & other debt instruments (cost: $728,130,000)		797,737

Short-term securities 4.46%
Federal Home Loan Bank 0.07%–0.17% due 6/1/2015–12/9/2015	$1,002,235	1,002,092
Freddie Mac 0.10%–0.19% due 8/4/2015–2/2/2016	644,833	644,666
Other securities		2,399,178

Total short-term securities (cost: $4,045,391,000)		4,045,936
Total investment securities 99.37% (cost: $69,444,626,000)		90,081,692
Other assets less liabilities 0.63%		572,249

Net assets 100.00%		$90,653,941

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,029,897,000, which represented 2.24% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes a portion of a security which was pledged as collateral. The total value of pledged collateral was $284,000, which represented less than .01% of the net assets of the fund.

Capital World Growth and Income Fund	9

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $613,290,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 5/31/2015 (000)
Sales:
Australian dollars	6/22/2015	Bank of America, N.A.	$64,780	A$82,000	$2,167
Australian dollars	7/28/2015	UBS AG	$14,665	A$19,000	187
British pounds	6/10/2015	Citibank	$87,453	£58,600	(2,103)
British pounds	6/10/2015	Bank of America, N.A.	$95,498	£64,000	(2,310)
British pounds	6/22/2015	Citibank	$153,904	£97,819	4,424
British pounds	6/23/2015	Bank of America, N.A.	$248,664	£160,160	3,922
British pounds	6/23/2015	Citibank	$248,254	£160,000	3,756
Euros	6/15/2015	Bank of America, N.A.	$107,888	€96,000	2,428
Euros	6/22/2015	JPMorgan Chase	$114,206	€102,886	1,171
Euros	7/10/2015	Bank of America, N.A.	$4,899	€4,500	(46)
South Korean won	7/10/2015	Citibank	$35,573	KRW39,500,000	(23)
					$13,573

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2015, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2015 (000)
ComfortDelGro Corp. Ltd.[1]	124,903,000	43,339,000	19,752,000	148,490,000	$5,058	$336,811
American Campus Communities, Inc.	—	6,763,000	—	6,763,000	4,965	263,825
					$10,023	$600,636

10	Capital World Growth and Income Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $45,418,896,000, which represented 50.10% of the net assets of the fund. This amount includes $45,380,864,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

EUR/€ = Euros

GBP/£ = British pounds

KRW = South Korean won

See Notes to Financial Statements

Capital World Growth and Income Fund	11

Financial statements

Statement of assets and liabilities at May 31, 2015	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $68,959,393)	$89,481,056
Affiliated issuers (cost: $485,233)	600,636	$90,081,692
Cash denominated in currencies other than U.S. dollars (cost: $42,914)		42,914
Cash		329
Unrealized appreciation on open forward currency contracts		18,055
Receivables for:
Sales of investments	490,827
Sales of fund’s shares	112,548
Closed forward currency contracts	4,249
Dividends and interest	299,810
Other	516	907,950
		91,050,940
Liabilities:
Unrealized depreciation on open forward currency contracts		4,482
Payables for:
Purchases of investments	219,471
Repurchases of fund’s shares	78,908
Investment advisory services	28,938
Services provided by related parties	39,801
Trustees’ deferred compensation	1,503
Other	23,896	392,517
Net assets at May 31, 2015		$90,653,941

Net assets consist of:
Capital paid in on shares of beneficial interest		$69,624,421
Undistributed net investment income		765,505
Accumulated net realized loss		(373,918)
Net unrealized appreciation		20,637,933
Net assets at May 31, 2015		$90,653,941

See Notes to Financial Statements

12	Capital World Growth and Income Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,875,209 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$57,826,303	1,194,694	$48.40
Class B	548,778	11,395	48.16
Class C	4,284,779	89,506	47.87
Class F-1	4,228,755	87,538	48.31
Class F-2	4,505,139	93,118	48.38
Class 529-A	3,149,681	65,264	48.26
Class 529-B	58,412	1,213	48.14
Class 529-C	760,993	15,848	48.02
Class 529-E	130,560	2,710	48.18
Class 529-F-1	118,685	2,457	48.31
Class R-1	292,646	6,104	47.94
Class R-2	1,193,915	24,956	47.84
Class R-2E	892	19	48.33
Class R-3	2,531,506	52,635	48.10
Class R-4	2,184,060	45,224	48.29
Class R-5	1,515,306	31,290	48.43
Class R-6	7,323,531	151,238	48.42

See Notes to Financial Statements

Capital World Growth and Income Fund	13

Statement of operations for the six months ended May 31, 2015	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $83,992; also includes $10,023 from affiliates)	$1,253,331
Interest (net of non-U.S. taxes of $177)	29,469	$1,282,800
Fees and expenses*:
Investment advisory services	165,492
Distribution services	121,085
Transfer agent services	47,863
Administrative services	10,632
Reports to shareholders	2,333
Registration statement and prospectus	1,044
Trustees’ compensation	252
Auditing and legal	61
Custodian	4,495
State and local taxes	— †
Other	2,315	355,572
Net investment income		927,228

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $75; also includes $17,622 net gain from affiliates)	3,094,303
Forward currency contracts	(15,452)
Currency transactions	(27,687)	3,051,164
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $9,237)	(2,129,156)
Forward currency contracts	9,475
Currency translations	1,692	(2,117,989)
Net realized gain and unrealized depreciation		933,175

Net increase in net assets resulting from operations		$1,860,403

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	Capital World Growth and Income Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2015*	November 30, 2014

Operations:
Net investment income	$927,228	$2,197,598
Net realized gain	3,051,164	5,628,114
Net unrealized depreciation	(2,117,989)	(6,340)
Net increase in net assets resulting from operations	1,860,403	7,819,372

Dividends paid to shareholders from net investment income	(843,410)	(1,842,249)

Net capital share transactions	211,448	(289,946)

Total increase in net assets	1,228,441	5,687,177

Net assets:
Beginning of period	89,425,500	83,738,323
End of period (including undistributed net investment income: $765,505 and $681,687, respectively)	$90,653,941	$89,425,500

*Unaudited.

See Notes to Financial Statements

Capital World Growth and Income Fund	15

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

16	Capital World Growth and Income Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Capital World Growth and Income Fund	17

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

18	Capital World Growth and Income Fund

investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

Capital World Growth and Income Fund	19

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$9,853,676	$5,415,397	$—	$15,269,073
Financials	3,349,501	11,854,888	—	15,204,389
Consumer discretionary	3,544,095	6,166,512	—	9,710,607
Information technology	5,645,646	3,063,967	—	8,709,613
Industrials	4,931,613	3,748,796	—	8,680,409
Consumer staples	3,194,238	2,951,843	—	6,146,081
Energy	3,079,383	2,575,406	—	5,654,789
Telecommunication services	2,083,254	2,497,282	—	4,580,536
Utilities	1,499,800	2,375,620	—	3,875,420
Materials	823,709	2,079,257	—	2,902,966
Miscellaneous	1,768,740	2,689,928	—	4,458,668
Preferred securities	3,171	—	—	3,171
Convertible stocks	14,891	—	—	14,891
Convertible bonds	—	27,406	—	27,406
Bonds, notes & other debt instruments	—	797,737	—	797,737
Short-term securities	—	4,045,936	—	4,045,936
Total	$39,791,717	$50,289,975	$—	$90,081,692

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$18,055	$—	$18,055
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,482)	—	(4,482)
Total	$—	$13,573	$—	$13,573

*	Securities with a value of $41,643,832,000, which represented 45.94% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or

20	Capital World Growth and Income Fund

particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Capital World Growth and Income Fund	21

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$18,055	Unrealized depreciation on open forward currency contracts	$4,482
Forward currency	Receivables for closed forward currency contracts	4,249	Payables for closed forward currency contracts	—
		$22,304		$4,482

22	Capital World Growth and Income Fund

	Net realized loss		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(15,452)	Net unrealized appreciation on forward currency contracts	$9,475

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts	Gross amounts not offset in the statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$8,517	$(2,356)	$(4,870)	$—	$1,291
Bank of New York Mellon	1,195	—	(843)	—	352
Citibank	9,648	(2,126)	(5,306)	—	2,216
JPMorgan Chase	2,757	—	(2,757)	—	—
UBS AG	187	—	—	—	187
Total	$22,304	$(4,482)	$(13,776)	$—	$4,046
Liabilities:
Bank of America, N.A.	$2,356	$(2,356)	$—	$—	$—
Citibank	2,126	(2,126)	—	—	—
Total	$4,482	$(4,482)	$—	$—	$—

*Non-cash collateral is shown on a settlement basis.

Capital World Growth and Income Fund	23

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$952,310
Capital loss carryforward expiring 2017*	(3,412,000)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

24	Capital World Growth and Income Fund

As of May 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$22,602,029
Gross unrealized depreciation on investment securities	(2,229,705)
Net unrealized appreciation on investment securities	20,372,324
Cost of investment securities	69,709,368

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2015	Year ended November 30, 2014
Class A	$551,434	$1,228,992
Class B	4,012	13,909
Class C	25,694	66,490
Class F-1	37,783	86,543
Class F-2	46,010	75,715
Class 529-A	28,686	62,744
Class 529-B	358	1,175
Class 529-C	4,144	9,859
Class 529-E	1,052	2,362
Class 529-F-1	1,184	2,465
Class R-1	1,803	4,382
Class R-2	7,582	18,571
Class R-2E*	2	—	†
Class R-3	21,336	49,375
Class R-4	21,627	51,045
Class R-5	16,702	38,123
Class R-6	74,001	130,499
Total	$843,410	$1,842,249

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2015, the investment advisory services fee was $165,492,000, which was equivalent to an annualized rate of 0.374% of average daily net assets.

Capital World Growth and Income Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

26	Capital World Growth and Income Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended May 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$68,448	$33,914		$2,835		Not applicable
Class B	3,251	422		Not applicable		Not applicable
Class C	21,694	2,622		1,088		Not applicable
Class F-1	4,964	2,126		997		Not applicable
Class F-2	Not applicable	2,041		1,065		Not applicable
Class 529-A	3,395	1,438		768		$1,364
Class 529-B	325	37		16		29
Class 529-C	3,696	370		186		330
Class 529-E	318	37		32		57
Class 529-F-1	—	53		29		51
Class R-1	1,457	136		73		Not applicable
Class R-2	4,451	1,723		299		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	6,341	1,686		635		Not applicable
Class R-4	2,744	929		549		Not applicable
Class R-5	Not applicable	317		374		Not applicable
Class R-6	Not applicable	12		1,686		Not applicable
Total class-specific expenses	$121,085	$47,863		$10,632		$1,831

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $252,000 in the fund’s statement of operations includes $200,000 in current fees (either paid in cash or deferred) and a net increase of $52,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital World Growth and Income Fund	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of					Net (decrease)
	Sales[1]		dividends			Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2015

Class A	$1,997,274	42,118	$539,844	11,750		$(2,912,586)	(61,651)	$(375,468)	(7,783)
Class B	1,912	40	3,973	87		(242,471)	(5,162)	(236,586)	(5,035)
Class C	223,736	4,760	25,092	552		(588,640)	(12,597)	(339,812)	(7,285)
Class F-1	623,755	13,225	37,018	807		(345,764)	(7,305)	315,009	6,727
Class F-2	622,646	13,128	42,420	924		(378,587)	(8,025)	286,479	6,027
Class 529-A	152,341	3,234	28,681	626		(170,074)	(3,619)	10,948	241
Class 529-B	533	11	358	8		(19,593)	(418)	(18,702)	(399)
Class 529-C	41,086	875	4,143	91		(48,240)	(1,031)	(3,011)	(65)
Class 529-E	5,995	128	1,051	23		(8,194)	(175)	(1,148)	(24)
Class 529-F-1	11,505	244	1,184	26		(9,252)	(196)	3,437	74
Class R-1	14,909	317	1,800	40		(29,490)	(629)	(12,781)	(272)
Class R-2	101,384	2,165	7,574	167		(171,043)	(3,663)	(62,085)	(1,331)
Class R-2E	654	14	2	—	[2]	(6)	— [2]	650	14
Class R-3	258,825	5,507	21,295	466		(404,921)	(8,617)	(124,801)	(2,644)
Class R-4	250,157	5,276	21,612	471		(384,651)	(8,146)	(112,882)	(2,399)
Class R-5	190,940	4,053	16,693	363		(218,263)	(4,633)	(10,630)	(217)
Class R-6	1,242,416	26,385	73,991	1,610		(423,576)	(9,008)	892,831	18,987
Total net increase (decrease)	$5,740,068	121,480	$826,731	18,011		$(6,355,351)	(134,875)	$211,448	4,616

28	Capital World Growth and Income Fund

			Reinvestments of				Net (decrease)
	Sales[1]		dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended November 30, 2014

Class A	$3,673,668	79,841	$1,203,606	26,200	$(5,874,971)	(127,306)	$(997,697)	(21,265)
Class B	5,360	118	13,755	301	(497,276)	(10,877)	(478,161)	(10,458)
Class C	383,627	8,422	64,781	1,422	(1,006,282)	(22,091)	(557,874)	(12,247)
Class F-1	1,013,291	22,081	85,090	1,858	(1,506,428)	(32,292)	(408,047)	(8,353)
Class F-2	1,781,356	38,120	68,652	1,488	(432,915)	(9,404)	1,417,093	30,204
Class 529-A	284,917	6,216	62,731	1,368	(303,854)	(6,601)	43,794	983
Class 529-B	1,374	30	1,175	26	(37,151)	(813)	(34,602)	(757)
Class 529-C	76,996	1,685	9,857	215	(91,013)	(1,985)	(4,160)	(85)
Class 529-E	12,129	264	2,362	52	(14,557)	(317)	(66)	(1)
Class 529-F-1	19,359	420	2,463	54	(15,426)	(335)	6,396	139
Class R-1	28,979	635	4,369	96	(53,959)	(1,181)	(20,611)	(450)
Class R-2	206,687	4,535	18,552	408	(344,915)	(7,567)	(119,676)	(2,624)
Class R-2E3	231	5	—	—	—	—	231	5
Class R-3	515,284	11,231	49,310	1,080	(765,034)	(16,724)	(200,440)	(4,413)
Class R-4	447,278	9,692	51,028	1,114	(764,373)	(16,567)	(266,067)	(5,761)
Class R-5	355,170	7,715	38,098	831	(610,650)	(13,168)	(217,382)	(4,622)
Class R-6	1,841,973	39,800	126,096	2,738	(420,746)	(9,126)	1,547,323	33,412
Total net increase (decrease)	$10,647,679	230,810	$1,801,925	39,251	$(12,739,550)	(276,354)	$(289,946)	(6,293)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,283,144,000 and $15,577,890,000, respectively, during the six months ended May 31, 2015.

Capital World Growth and Income Fund	29

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2015[5,6]	$47.87	$.50	$.49	$.99
Year ended 11/30/2014	44.68	1.20	3.00	4.20
Year ended 11/30/2013	36.75	.83	8.13	8.96
Year ended 11/30/2012	32.57	.87	4.28	5.15
Year ended 11/30/2011	33.75	.94	(1.22)	(.28)
Year ended 11/30/2010	33.80	.86	(.03)	.83
Class B:
Six months ended 5/31/2015[5,6]	47.61	.30	.52	.82
Year ended 11/30/2014	44.42	.90	2.93	3.83
Year ended 11/30/2013	36.53	.53	8.08	8.61
Year ended 11/30/2012	32.37	.60	4.26	4.86
Year ended 11/30/2011	33.53	.67	(1.21)	(.54)
Year ended 11/30/2010	33.58	.60	(.03)	.57
Class C:
Six months ended 5/31/2015[5,6]	47.34	.31	.49	.80
Year ended 11/30/2014	44.19	.83	2.96	3.79
Year ended 11/30/2013	36.36	.50	8.05	8.55
Year ended 11/30/2012	32.23	.59	4.24	4.83
Year ended 11/30/2011	33.40	.65	(1.21)	(.56)
Year ended 11/30/2010	33.45	.59	(.02)	.57
Class F-1:
Six months ended 5/31/2015[5,6]	47.78	.50	.49	.99
Year ended 11/30/2014	44.59	1.21	2.97	4.18
Year ended 11/30/2013	36.68	.82	8.11	8.93
Year ended 11/30/2012	32.51	.87	4.28	5.15
Year ended 11/30/2011	33.69	.93	(1.22)	(.29)
Year ended 11/30/2010	33.74	.86	(.03)	.83
Class F-2:
Six months ended 5/31/2015[5,6]	47.85	.56	.49	1.05
Year ended 11/30/2014	44.67	1.23	3.07	4.30
Year ended 11/30/2013	36.74	.94	8.13	9.07
Year ended 11/30/2012	32.56	.97	4.28	5.25
Year ended 11/30/2011	33.75	1.02	(1.22)	(.20)
Year ended 11/30/2010	33.79	.94	(.02)	.92
Class 529-A:
Six months ended 5/31/2015[5,6]	47.73	.48	.49	.97
Year ended 11/30/2014	44.55	1.15	3.00	4.15
Year ended 11/30/2013	36.65	.80	8.10	8.90
Year ended 11/30/2012	32.49	.84	4.27	5.11
Year ended 11/30/2011	33.67	.91	(1.21)	(.30)
Year ended 11/30/2010	33.72	.84	(.02)	.82

30	Capital World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.46)	$48.40	2.12%	$57,826	.76%[7]		2.13%[7]
(1.01)	47.87	9.52	57,559	.77		2.59
(1.03)	44.68	24.77	54,676	.80		2.05
(.97)	36.75	16.14	46,323	.82		2.52
(.90)	32.57	(.99)	45,595	.79		2.67
(.88)	33.75	2.57	52,156	.79		2.59

(.27)	48.16	1.74	549	1.52	[7]	1.26	[7]
(.64)	47.61	8.69	782	1.52		1.96
(.72)	44.42	23.83	1,194	1.56		1.31
(.70)	36.53	15.27	1,433	1.57		1.76
(.62)	32.37	(1.74)	1,829	1.56		1.90
(.62)	33.53	1.80	2,459	1.56		1.82

(.27)	47.87	1.72	4,285	1.56	[7]	1.31	[7]
(.64)	47.34	8.65	4,582	1.57		1.82
(.72)	44.19	23.79	4,819	1.60		1.26
(.70)	36.36	15.19	4,373	1.61		1.73
(.61)	32.23	(1.77)	4,683	1.58		1.87
(.62)	33.40	1.78	5,775	1.59		1.80

(.46)	48.31	2.11	4,229	.80	[7]	2.12	[7]
(.99)	47.78	9.48	3,861	.81		2.62
(1.02)	44.59	24.75	3,976	.82		2.03
(.98)	36.68	16.16	3,177	.80		2.52
(.89)	32.51	(1.02)	3,299	.80		2.66
(.88)	33.69	2.58	3,827	.80		2.60

(.52)	48.38	2.25	4,505	.54	[7]	2.38	[7]
(1.12)	47.85	9.76	4,168	.53		2.66
(1.14)	44.67	25.13	2,541	.54		2.31
(1.07)	36.74	16.43	1,857	.54		2.80
(.99)	32.56	(.75)	1,401	.54		2.91
(.96)	33.75	2.86	1,464	.54		2.84

(.44)	48.26	2.08	3,150	.85	[7]	2.05	[7]
(.97)	47.73	9.43	3,104	.86		2.50
(1.00)	44.55	24.67	2,853	.88		1.97
(.95)	36.65	16.04	2,299	.89		2.45
(.88)	32.49	(1.06)	2,023	.85		2.61
(.87)	33.67	2.54	1,972	.84		2.54

See page 36 for footnotes.

Capital World Growth and Income Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 5/31/2015[5,6]	$47.59	$.28	$.51	$.79
Year ended 11/30/2014	44.40	.83	2.95	3.78
Year ended 11/30/2013	36.52	.48	8.08	8.56
Year ended 11/30/2012	32.36	.57	4.26	4.83
Year ended 11/30/2011	33.53	.63	(1.21)	(.58)
Year ended 11/30/2010	33.58	.57	(.02)	.55
Class 529-C:
Six months ended 5/31/2015[5,6]	47.49	.30	.49	.79
Year ended 11/30/2014	44.33	.79	2.99	3.78
Year ended 11/30/2013	36.48	.48	8.07	8.55
Year ended 11/30/2012	32.34	.57	4.25	4.82
Year ended 11/30/2011	33.51	.63	(1.20)	(.57)
Year ended 11/30/2010	33.57	.58	(.03)	.55
Class 529-E:
Six months ended 5/31/2015[5,6]	47.65	.43	.49	.92
Year ended 11/30/2014	44.48	1.04	2.99	4.03
Year ended 11/30/2013	36.59	.70	8.10	8.80
Year ended 11/30/2012	32.44	.76	4.26	5.02
Year ended 11/30/2011	33.61	.82	(1.21)	(.39)
Year ended 11/30/2010	33.67	.74	(.03)	.71
Class 529-F-1:
Six months ended 5/31/2015[5,6]	47.78	.54	.48	1.02
Year ended 11/30/2014	44.60	1.25	3.00	4.25
Year ended 11/30/2013	36.68	.89	8.12	9.01
Year ended 11/30/2012	32.51	.91	4.28	5.19
Year ended 11/30/2011	33.70	.98	(1.21)	(.23)
Year ended 11/30/2010	33.75	.91	(.02)	.89
Class R-1:
Six months ended 5/31/2015[5,6]	47.42	.32	.49	.81
Year ended 11/30/2014	44.26	.84	2.98	3.82
Year ended 11/30/2013	36.42	.52	8.06	8.58
Year ended 11/30/2012	32.29	.61	4.24	4.85
Year ended 11/30/2011	33.46	.66	(1.20)	(.54)
Year ended 11/30/2010	33.52	.60	(.02)	.58
Class R-2:
Six months ended 5/31/2015[5,6]	47.31	.33	.49	.82
Year ended 11/30/2014	44.17	.85	2.96	3.81
Year ended 11/30/2013	36.35	.54	8.04	8.58
Year ended 11/30/2012	32.22	.61	4.24	4.85
Year ended 11/30/2011	33.39	.66	(1.20)	(.54)
Year ended 11/30/2010	33.45	.59	(.03)	.56

32	Capital World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.24)	$48.14	1.69%	$58	1.64%[7]		1.17%[7]
(.59)	47.59	8.57	77	1.65		1.80
(.68)	44.40	23.69	105	1.67		1.20
(.67)	36.52	15.11	115	1.69		1.65
(.59)	32.36	(1.84)	134	1.65		1.80
(.60)	33.53	1.72	167	1.65		1.74

(.26)	48.02	1.70	761	1.62	[7]	1.27	[7]
(.62)	47.49	8.57	756	1.64		1.73
(.70)	44.33	23.69	709	1.66		1.19
(.68)	36.48	15.14	582	1.68		1.66
(.60)	32.34	(1.84)	527	1.65		1.81
(.61)	33.51	1.71	526	1.64		1.75

(.39)	48.18	1.97	130	1.09	[7]	1.81	[7]
(.86)	47.65	9.16	130	1.09		2.27
(.91)	44.48	24.36	122	1.11		1.74
(.87)	36.59	15.78	99	1.13		2.20
(.78)	32.44	(1.31)	89	1.12		2.33
(.77)	33.61	2.21	87	1.13		2.25

(.49)	48.31	2.20	119	.63	[7]	2.28	[7]
(1.07)	47.78	9.66	114	.64		2.71
(1.09)	44.60	24.98	100	.66		2.19
(1.02)	36.68	16.27	78	.67		2.65
(.96)	32.51	(.84)	66	.64		2.81
(.94)	33.70	2.74	59	.63		2.75

(.29)	47.94	1.73	293	1.53	[7]	1.35	[7]
(.66)	47.42	8.69	302	1.54		1.83
(.74)	44.26	23.84	302	1.55		1.30
(.72)	36.42	15.27	276	1.56		1.79
(.63)	32.29	(1.75)	275	1.56		1.90
(.64)	33.46	1.80	269	1.56		1.84

(.29)	47.84	1.77	1,194	1.48	[7]	1.41	[7]
(.67)	47.31	8.69	1,244	1.52		1.86
(.76)	44.17	23.88	1,277	1.51		1.35
(.72)	36.35	15.30	1,150	1.55		1.78
(.63)	32.22	(1.75)	1,124	1.56		1.90
(.62)	33.39	1.77	1,259	1.57		1.81

See page 36 for footnotes.

Capital World Growth and Income Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 5/31/2015[5,6]	$47.84	$.51	$.37	$.88
Period from 8/29/2014 to 11/30/2014[6,8]	47.71	.12	.21	.33
Class R-3:
Six months ended 5/31/2015[5,6]	47.57	.43	.49	.92
Year ended 11/30/2014	44.40	1.05	2.98	4.03
Year ended 11/30/2013	36.53	.71	8.08	8.79
Year ended 11/30/2012	32.38	.77	4.25	5.02
Year ended 11/30/2011	33.56	.82	(1.21)	(.39)
Year ended 11/30/2010	33.61	.75	(.02)	.73
Class R-4:
Six months ended 5/31/2015[5,6]	47.76	.50	.49	.99
Year ended 11/30/2014	44.58	1.19	2.99	4.18
Year ended 11/30/2013	36.67	.83	8.11	8.94
Year ended 11/30/2012	32.50	.87	4.28	5.15
Year ended 11/30/2011	33.68	.93	(1.22)	(.29)
Year ended 11/30/2010	33.73	.85	(.02)	.83
Class R-5:
Six months ended 5/31/2015[5,6]	47.90	.57	.49	1.06
Year ended 11/30/2014	44.70	1.35	2.99	4.34
Year ended 11/30/2013	36.77	.96	8.12	9.08
Year ended 11/30/2012	32.59	.98	4.28	5.26
Year ended 11/30/2011	33.77	1.04	(1.22)	(.18)
Year ended 11/30/2010	33.81	.95	(.02)	.93
Class R-6:
Six months ended 5/31/2015[5,6]	47.89	.59	.48	1.07
Year ended 11/30/2014	44.70	1.31	3.04	4.35
Year ended 11/30/2013	36.77	.97	8.13	9.10
Year ended 11/30/2012	32.59	.99	4.29	5.28
Year ended 11/30/2011	33.77	1.03	(1.19)	(.16)
Year ended 11/30/2010	33.82	.98	(.04)	.94

	Six months ended	Year ended November 30
	May 31, 2015[3,5,6]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	18%	36%	24%	23%	27%	25%

See Notes to Financial Statements

34	Capital World Growth and Income Fund

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.39)	$48.33	1.89%	$1		1.24%[7]		2.13%[7]
(.20)	47.84	.70 [9]	—	[10]	.30	[3,9]	.26	[3,9]

(.39)	48.10	1.97	2,532		1.07	[7]	1.81	[7]
(.86)	47.57	9.18	2,629		1.09		2.28
(.92)	44.40	24.41	2,651		1.09		1.76
(.87)	36.53	15.81	2,335		1.10		2.23
(.79)	32.38	(1.32)	2,159		1.10		2.36
(.78)	33.56	2.27	2,311		1.10		2.29

(.46)	48.29	2.13	2,184		.78	[7]	2.11	[7]
(1.00)	47.76	9.49	2,275		.79		2.59
(1.03)	44.58	24.78	2,380		.80		2.07
(.98)	36.67	16.13	2,159		.80		2.53
(.89)	32.50	(.98)	1,972		.80		2.66
(.88)	33.68	2.56	2,062		.81		2.58

(.53)	48.43	2.27	1,515		.49	[7]	2.40	[7]
(1.14)	47.90	9.83	1,509		.49		2.93
(1.15)	44.70	25.15	1,615		.49		2.37
(1.08)	36.77	16.49	1,381		.50		2.84
(1.00)	32.59	(.71)	1,273		.50		2.95
(.97)	33.77	2.89	1,371		.50		2.85

(.54)	48.42	2.30	7,323		.44	[7]	2.48	[7]
(1.16)	47.89	9.87	6,334		.44		2.83
(1.17)	44.70	25.21	4,418		.45		2.38
(1.10)	36.77	16.55	2,518		.45		2.86
(1.02)	32.59	(.65)	1,731		.45		2.97
(.99)	33.77	2.92	1,158		.46		2.97

See page 36 for footnotes.

Capital World Growth and Income Fund	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.34 and .73 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Not annualized.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Annualized.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[10]	Amount less than $1 million.

36	Capital World Growth and Income Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2014, through May 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital World Growth and Income Fund	37

	Beginning account value 12/1/2014	Ending account value 5/31/2015	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,021.24	$3.83	.76%
Class A — assumed 5% return	1,000.00	1,021.14	3.83	.76
Class B — actual return	1,000.00	1,017.43	7.65	1.52
Class B — assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class C — actual return	1,000.00	1,017.24	7.85	1.56
Class C — assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class F-1 — actual return	1,000.00	1,021.13	4.03	.80
Class F-1 — assumed 5% return	1,000.00	1,020.94	4.03	.80
Class F-2 — actual return	1,000.00	1,022.51	2.72	.54
Class F-2 — assumed 5% return	1,000.00	1,022.24	2.72	.54
Class 529-A — actual return	1,000.00	1,020.84	4.28	.85
Class 529-A — assumed 5% return	1,000.00	1,020.69	4.28	.85
Class 529-B — actual return	1,000.00	1,016.91	8.25	1.64
Class 529-B — assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class 529-C — actual return	1,000.00	1,016.97	8.15	1.62
Class 529-C — assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class 529-E — actual return	1,000.00	1,019.68	5.49	1.09
Class 529-E — assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class 529-F-1 — actual return	1,000.00	1,022.00	3.18	.63
Class 529-F-1 — assumed 5% return	1,000.00	1,021.79	3.18	.63
Class R-1 — actual return	1,000.00	1,017.33	7.70	1.53
Class R-1 — assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2 — actual return	1,000.00	1,017.70	7.45	1.48
Class R-2 — assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class R-2E — actual return	1,000.00	1,018.89	6.24	1.24
Class R-2E — assumed 5% return	1,000.00	1,018.75	6.24	1.24
Class R-3 — actual return	1,000.00	1,019.65	5.39	1.07
Class R-3 — assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 — actual return	1,000.00	1,021.29	3.93	.78
Class R-4 — assumed 5% return	1,000.00	1,021.04	3.93	.78
Class R-5 — actual return	1,000.00	1,022.74	2.47	.49
Class R-5 — assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-6 — actual return	1,000.00	1,022.97	2.22	.44
Class R-6 — assumed 5% return	1,000.00	1,022.74	2.22	.44

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

38	Capital World Growth and Income Fund

This page was intentionally left blank.

Capital World Growth and Income Fund	39

This page was intentionally left blank.

40	Capital World Growth and Income Fund

This page was intentionally left blank.

Capital World Growth and Income Fund	41

This page was intentionally left blank.

42	Capital World Growth and Income Fund

This page was intentionally left blank.

Capital World Growth and Income Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2015, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-033-0715P Litho in USA AGD/ALD/6269-S48548

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
May 31, 2015
unaudited
Common stocks 93.98% Health care 16.84%	Shares	Value (000)
Amgen Inc.	20,167,700	$3,151,405
Novartis AG1	24,003,054	2,470,281
Gilead Sciences, Inc.[2]	17,395,225	1,952,962
Bayer AG1	9,956,435	1,412,477
AbbVie Inc.	11,310,543	753,169
St. Jude Medical, Inc.	8,644,800	637,554
Thermo Fisher Scientific Inc.	4,566,200	591,916
Takeda Pharmaceutical Co. Ltd.[1]	10,103,000	489,684
Alexion Pharmaceuticals, Inc.[2]	2,974,400	487,326
Stryker Corp.	5,031,000	483,630
Medtronic PLC	6,257,000	477,534
ResMed Inc.	5,526,000	325,039
UnitedHealth Group Inc.	2,669,200	320,865
GlaxoSmithKline PLC[1]	14,081,000	312,391
Aetna Inc.	2,415,000	284,898
UCB SA1	3,251,500	232,638
Roche Holding AG, non-registered shares, non-voting[1]	704,055	207,294
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	4,586,090	146,789
Grifols, SA, Class B (ADR)	604,061	19,209
Boston Scientific Corp.[2]	8,208,800	149,975
Edwards Lifesciences Corp.[2]	1,030,000	134,642
Teleflex Inc.	649,000	83,552
Fisher & Paykel Healthcare Corp. Ltd.[1]	17,452,744	81,688
Sonic Healthcare Ltd.[1]	4,069,978	62,155
		15,269,073
Financials 16.77%
UBS Group AG1	54,899,786	1,181,163
Prudential PLC[1]	44,261,800	1,102,822
Barclays PLC[1]	248,271,873	1,024,588
Société Générale[1]	16,441,989	767,974
AIA Group Ltd.[1]	106,536,196	699,685
HDFC Bank Ltd.[1]	30,880,682	585,091
HDFC Bank Ltd. (ADR)	782,000	46,623
China Construction Bank Corp., Class H1	559,200,735	561,749
Link Real Estate Investment Trust[1]	82,739,002	479,656
Siam Commercial Bank PCL[1]	100,489,600	472,959
American International Group, Inc.	8,011,800	469,572
Wharf (Holdings) Ltd.[1]	60,579,000	417,477
Agricultural Bank of China Ltd., Class H1	728,380,000	395,451
HSBC Holdings PLC (HKD denominated)[1]	30,851,101	294,180
HSBC Holdings PLC (GBP denominated)[1]	9,858,953	93,870
Credit Suisse Group AG1	13,894,278	368,885
Crown Castle International Corp.	3,771,792	307,590
Industrial and Commercial Bank of China Ltd., Class H1	350,636,535	305,209
Ventas, Inc.	4,461,115	296,753
Deutsche Börse AG1	3,464,600	277,522
Capital World Growth and Income Fund — Page 1 of 10

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Aberdeen Asset Management PLC[1]	39,427,682	$269,294
American Campus Communities, Inc.[3]	6,763,000	263,825
PICC Property and Casualty Co. Ltd., Class H1	89,104,000	204,256
Lamar Advertising Co., Class A	3,171,000	192,226
BB&T Corp.	4,850,000	191,429
Sampo Oyj, Class A1	4,035,974	190,599
Lloyds Banking Group PLC[1]	140,630,100	188,920
Julius Bär Gruppe AG1	3,183,351	173,896
ING Groep NV, depository receipts[1]	9,625,000	158,964
HCP, Inc.	4,102,796	158,860
CIT Group Inc.	3,405,000	157,515
Sun Hung Kai Properties Ltd.[1]	9,139,166	154,744
UniCredit SpA[1]	21,934,148	153,555
Citigroup Inc.	2,750,000	148,720
Kotak Mahindra Bank Ltd.[1]	6,726,638	146,962
BNP Paribas SA1	2,413,303	146,197
Progressive Corp.	4,995,000	136,563
Mitsubishi UFJ Financial Group, Inc.[1]	18,500,000	136,315
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	37,840,700	133,368
ICICI Bank Ltd.[1]	25,286,000	125,736
State Street Corp.	1,580,000	123,129
Fairfax Financial Holdings Ltd. (CAD denominated)	243,600	122,699
Sumitomo Mitsui Financial Group, Inc.[1]	2,669,600	120,895
Woori Bank[1]	12,625,314	119,283
Fibra Uno Administración, SA de CV	46,275,048	118,040
RSA Insurance Group PLC[1]	17,840,557	117,607
CME Group Inc., Class A	1,104,500	104,044
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	92,235
Bankia, SA1,2	70,000,000	90,538
Starwood Property Trust, Inc.	3,780,400	90,314
Wells Fargo & Co.	1,585,700	88,736
Svenska Handelsbanken AB, Class A1	4,500,000	67,837
CK Hutchison Holdings Ltd.[1]	4,340,000	67,568
Goldman Sachs Group, Inc.	288,600	59,506
Sumitomo Mitsui Trust Holdings, Inc.[1]	11,186,000	50,951
KASIKORNBANK PCL, nonvoting depository receipts[1]	7,885,100	45,690
Housing Development Finance Corp. Ltd.[1]	1,898,334	36,727
Public Storage	145,000	28,063
Cheung Kong Property Holdings Ltd.[1,2]	4,340,000	26,364
JPMorgan Chase & Co.	235,000	15,458
Eurobank Ergasias SA1,2	85,066,740	14,260
Sino Land Co. Ltd.[1]	6,118,000	10,444
Bank of the Philippine Islands[1]	4,100,000	9,005
Weyerhaeuser Co.[2]	130,000	4,233
		15,204,389
Consumer discretionary 10.71%
Toyota Motor Corp.[1]	11,871,000	818,487
Netflix, Inc.[2]	1,149,142	717,134
Kingfisher PLC[1]	107,113,199	606,561
Home Depot, Inc.	5,386,800	600,197
Amazon.com, Inc.[2]	1,135,500	487,391
Volkswagen AG, nonvoting preferred[1]	2,005,255	486,734
General Motors Co.	10,220,897	367,646
ProSiebenSat.1 Media AG1	7,042,525	336,790
Capital World Growth and Income Fund — Page 2 of 10

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Renault SA1	3,140,180	$327,833
Barratt Developments PLC[1]	32,954,418	298,795
Daimler AG1	3,065,250	287,176
Daily Mail and General Trust PLC, Class A, nonvoting[1]	13,740,000	202,123
Altice SA1,2	1,533,000	200,134
Intercontinental Hotels Group PLC[1]	4,735,901	198,382
Kering SA1	1,126,895	198,039
HUGO BOSS AG1	1,714,852	195,808
Norwegian Cruise Line Holdings Ltd.[2]	3,487,000	190,251
MGM Resorts International[2]	9,155,000	183,558
Comcast Corp., Class A	3,095,900	180,986
DIRECTV[2]	1,961,100	178,539
Whitbread PLC[1]	2,202,208	172,546
Johnson Controls, Inc.	3,207,325	166,845
Shimano Inc.[1]	1,151,200	162,865
Bayerische Motoren Werke AG1	1,412,100	156,207
Galaxy Entertainment Group Ltd.[1]	31,910,000	152,211
LVMH Moet Hennessy Vuitton SE1	847,800	151,704
SJM Holdings Ltd.[1]	113,915,000	145,729
Ocado Group PLC[1,2]	23,970,000	133,733
Nissan Motor Co., Ltd.[1]	12,500,000	130,090
Ctrip.com International, Ltd. (ADR)[2]	1,628,000	130,028
Priceline Group Inc.[2]	89,000	104,312
Industria de Diseño Textil, SA1	3,110,000	103,072
Merlin Entertainments PLC[1]	14,247,563	99,946
Inchcape PLC[1]	7,730,000	99,859
WPP PLC[1]	3,683,700	86,851
Hyundai Motor Co.[1]	608,100	86,368
NIKE, Inc., Class B	800,000	81,336
Sands China Ltd.[1]	20,099,100	77,562
RTL Group SA, non-registered shares[1]	770,000	69,149
Melco Crown Entertainment Ltd. (ADR)	3,125,584	60,449
Prada SpA[1]	10,700,000	58,719
Wynn Resorts, Ltd.	562,800	56,668
MGM China Holdings Ltd.[1]	27,670,000	50,188
Liberty Global PLC, Class A2	244,181	14,048
Liberty Global PLC, Class C2	244,181	13,124
Wynn Macau, Ltd.[1]	14,418,000	27,080
Stella International Holdings Ltd.[1]	7,635,500	18,984
Darty PLC[1]	12,935,515	14,439
Ladbrokes PLC[1]	6,727,723	12,348
Carnival Corp., units	250,000	11,583
		9,710,607
Information technology 9.61%
Google Inc., Class A2	1,303,729	710,950
Google Inc., Class C2	1,058,017	562,981
Texas Instruments Inc.	15,356,531	858,737
Oracle Corp.	18,827,000	818,786
Samsung Electronics Co., Ltd.[1]	382,750	450,398
MediaTek Inc.[1]	32,462,000	437,061
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	81,798,000	389,637
Accenture PLC, Class A	3,415,000	327,977
Quanta Computer Inc.[1]	123,486,595	312,509
Quanta Computer Inc. (GDR)[1]	922,125	11,668
Capital World Growth and Income Fund — Page 3 of 10

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Delta Electronics, Inc.[1]	47,488,873	$270,212
Analog Devices, Inc.	3,970,186	269,814
TE Connectivity Ltd.	3,785,400	261,193
Motorola Solutions, Inc.	4,215,104	248,691
Western Union Co.	11,294,000	247,903
Nintendo Co., Ltd.[1]	1,430,000	241,792
Apple Inc.	1,737,000	226,296
Baidu, Inc., Class A (ADR)[2]	1,033,300	203,973
ASML Holding NV1	1,600,031	179,404
AAC Technologies Holdings Inc.[1]	31,366,500	174,383
Hewlett-Packard Co.	4,675,000	156,145
STMicroelectronics NV1	17,570,000	150,148
Yahoo! Inc.[2]	3,423,798	147,001
Automatic Data Processing, Inc.	1,695,000	144,939
Cisco Systems, Inc.	4,435,000	129,990
Tableau Software, Inc., Class A2	1,139,700	129,025
Tencent Holdings Ltd.[1]	6,293,000	125,755
Murata Manufacturing Co., Ltd.[1]	742,500	120,444
HOYA Corp.[1]	2,763,000	101,555
Tata Consultancy Services Ltd.[1]	2,426,146	99,001
Avago Technologies Ltd.	552,000	81,735
Alibaba Group Holding Ltd. (ADR)[2]	747,780	66,792
Microsoft Corp.	1,125,000	52,718
		8,709,613
Industrials 9.58%
Lockheed Martin Corp.	3,912,600	736,351
ASSA ABLOY AB, Class B1	9,809,389	578,362
General Dynamics Corp.	3,525,700	494,162
Boeing Co.	2,668,000	374,907
Union Pacific Corp.	3,559,400	359,179
Precision Castparts Corp.	1,609,261	340,568
ComfortDelGro Corp. Ltd.[1,3]	148,490,000	336,811
CSX Corp.	9,485,865	323,278
Ryanair Holdings PLC (ADR)	4,640,600	309,064
Nielsen NV	6,786,891	305,342
Babcock International Group PLC[1]	16,721,899	288,017
Jardine Matheson Holdings Ltd.[1]	4,638,600	283,973
Edenred SA1	11,169,000	282,192
General Electric Co.	10,180,000	277,609
Airbus Group NV, non-registered shares[1,2]	3,646,870	248,481
Deutsche Post AG1	7,475,000	225,339
Norfolk Southern Corp.	2,449,210	225,327
Danaher Corp.	2,500,000	215,800
Cummins Inc.	1,590,000	215,525
Bouygues SA1	5,384,239	212,096
Waste Management, Inc.	4,200,000	208,530
BAE Systems PLC[1]	26,323,800	207,348
United Parcel Service, Inc., Class B	2,000,000	198,440
KONE Oyj, Class B1	4,350,000	182,440
Emerson Electric Co.	3,000,000	180,930
Adecco SA1	2,129,050	169,587
Meggitt PLC[1]	19,356,000	150,530
Bunzl PLC[1]	4,796,100	139,035
Keppel Corp. Ltd.[1]	20,530,000	132,947
Capital World Growth and Income Fund — Page 4 of 10

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
PACCAR Inc	1,885,000	$119,811
Andritz AG1	1,316,091	81,402
Industries Qatar QSC[1]	1,869,119	70,457
Singapore Technologies Engineering Ltd[1]	24,920,000	62,769
Siemens AG1	356,000	37,454
United Technologies Corp.	300,000	35,151
Kühne + Nagel International AG1	225,830	31,755
easyJet PLC[1]	1,129,992	27,801
Granite Construction Inc.	314,790	11,285
Contax Participações SA, units	152,400	354
		8,680,409
Consumer staples 6.78%
Philip Morris International Inc.	15,366,500	1,276,495
Altria Group, Inc.	24,576,200	1,258,302
Nestlé SA1	8,454,443	656,812
Japan Tobacco Inc.[1]	13,472,300	488,859
Imperial Tobacco Group PLC[1]	8,533,000	440,426
Thai Beverage PCL[1]	652,142,100	363,015
Wal-Mart de México, SAB de CV, Series V	106,092,946	261,944
Lorillard, Inc.	2,820,000	204,394
Pernod Ricard SA1	1,623,223	200,764
British American Tobacco PLC[1]	3,134,700	173,076
Associated British Foods PLC[1]	3,307,511	153,336
Coca-Cola Co.	2,893,800	118,530
SABMiller PLC[1]	2,067,000	110,428
Tingyi (Cayman Islands) Holding Corp.[1,2]	45,500,000	96,574
Treasury Wine Estates Ltd.[1]	22,585,137	92,400
Reckitt Benckiser Group PLC[1]	982,500	88,801
Unilever NV, depository receipts[1]	1,994,613	85,105
Kraft Foods Group, Inc.	787,166	66,476
Sprouts Farmers Market, Inc.[2]	270,000	8,097
Danone SA1	32,709	2,247
		6,146,081
Energy 6.24%
BP PLC[1]	182,213,649	1,255,733
Canadian Natural Resources, Ltd.	24,358,130	751,741
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	12,897,100	383,893
Royal Dutch Shell PLC, Class B1	7,521,787	227,409
Royal Dutch Shell PLC, Class A (ADR)	897,500	53,599
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	1,686,000	50,382
Royal Dutch Shell PLC, Class B (ADR)	344,800	20,926
EOG Resources, Inc.	5,166,000	458,173
Enbridge Inc. (CAD denominated)	6,753,000	322,989
Eni SpA[1]	14,555,300	262,050
Eni SpA (ADR)	253,148	9,101
Kinder Morgan, Inc.	5,864,000	243,297
Suncor Energy Inc.	7,714,027	225,478
Spectra Energy Corp	5,970,000	209,965
Golar LNG Ltd.	4,319,771	205,232
Schlumberger Ltd.	2,200,000	199,694
Chesapeake Energy Corp.	9,500,000	134,045
John Wood Group PLC[1]	11,399,500	127,820
BG Group PLC[1]	7,265,000	126,282
Capital World Growth and Income Fund — Page 5 of 10

unaudited
Common stocks Energy (continued)	Shares	Value (000)
LUKOIL Oil Company OJSC (ADR)[1]	2,187,200	$104,946
Baker Hughes Inc.	1,085,000	69,939
Southwestern Energy Co.[2]	2,423,363	62,450
National Oilwell Varco Inc.	1,165,000	57,306
Exxon Mobil Corp.	497,700	42,404
Gazprom OJSC (ADR)[1]	6,870,000	36,891
Devon Energy Corp.	200,000	13,044
		5,654,789
Telecommunication services 5.05%
Verizon Communications Inc.	30,365,053	1,501,248
SoftBank Corp.[1]	8,143,500	486,135
China Mobile Ltd.[1]	33,178,000	435,469
TeliaSonera AB1	59,453,215	350,565
Singapore Telecommunications Ltd.[1]	109,916,810	336,212
CenturyLink, Inc.	7,563,200	251,401
Advanced Info Service PCL[1]	31,974,200	221,925
Advanced Info Service PCL, nonvoting depositary receipt[1]	2,151,600	14,934
China Unicom (Hong Kong) Ltd.[1]	105,540,000	178,904
AT&T Inc.	5,120,000	176,845
Intouch Holdings PCL[1]	30,879,500	71,075
Intouch Holdings PCL, nonvoting depository receipts[1]	16,355,000	37,644
BCE Inc.	2,345,000	102,768
TDC A/S1	13,219,000	99,041
MTN Group Ltd.[1]	5,582,000	98,927
Deutsche Telekom AG1	4,644,420	79,811
KDDI Corp.[1]	2,920,000	65,571
Mobile TeleSystems OJSC (ADR)	4,875,000	50,992
MegaFon PJSC (GDR)[1]	1,372,241	21,069
		4,580,536
Utilities 4.28%
SSE PLC[1]	26,852,353	684,501
EDP - Energias de Portugal, SA1	131,157,190	512,178
Dominion Resources, Inc.	5,767,422	406,719
Duke Energy Corp.	3,247,000	245,895
Sempra Energy	2,278,000	244,817
PT Perusahaan Gas Negara (Persero) Tbk[1]	744,789,700	241,356
Iberdrola, SA, non-registered shares[1]	32,575,000	225,342
Exelon Corp.	5,685,300	192,334
National Grid PLC[1]	11,099,493	158,745
E.ON SE1	9,908,994	145,536
Power Grid Corp. of India Ltd.[1]	64,038,000	144,366
CMS Energy Corp.	4,081,300	139,336
Fortum Oyj[1]	7,166,888	136,445
NRG Energy, Inc.	5,377,500	135,513
NextEra Energy, Inc.	1,320,952	135,186
GDF SUEZ SA1	3,372,030	68,099
Power Assets Holdings Ltd.[1]	6,169,500	59,052
		3,875,420
Materials 3.20%
Amcor Ltd.[1]	32,684,007	360,502
Syngenta AG1	723,000	331,124
Rio Tinto PLC[1]	6,652,300	290,659
Capital World Growth and Income Fund — Page 6 of 10

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Vale SA, Class A, preferred nominative	35,364,400	$186,017
Vale SA, Class A, preferred nominative (ADR)	17,326,600	91,658
BASF SE1	2,615,000	241,884
Praxair, Inc.	1,763,120	216,617
Koninklijke DSM NV1	3,313,600	196,915
Sherwin-Williams Co.	660,000	190,199
Akzo Nobel NV1	2,467,000	188,406
ArcelorMittal[1]	15,699,654	167,072
Fortescue Metals Group Ltd.[1]	71,453,091	130,958
Glencore PLC[1]	20,885,000	91,935
Celanese Corp., Series A	1,320,000	90,882
Linde AG1	309,000	59,351
Monsanto Co.	413,200	48,336
Anhui Conch Cement Co. Ltd., Class H1,2	4,883,500	20,451
		2,902,966
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		4,458,668
Total common stocks (cost: $64,627,219,000)		85,192,551
Preferred securities 0.00% Financials 0.00%
Citigroup Inc. 7.875% preferred	122,000	3,171
Total preferred securities (cost: $3,050,000)		3,171
Convertible stocks 0.02% Financials 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	14,891
Total convertible stocks (cost: $10,438,000)		14,891
Convertible bonds 0.03% Financials 0.03%	Principal amount (000)
Bank of Ireland 10.00% convertible notes 2016	€23,175	27,406
Total convertible bonds (cost: $30,398,000)		27,406
Bonds, notes & other debt instruments 0.88% Corporate bonds & notes 0.50% Materials 0.18%
Alrosa Finance SA 7.75% 2020	$20,311	21,428
ArcelorMittal 4.50% 2015[4]	16,500	16,603
ArcelorMittal 10.60% 2019[4]	20,000	24,325
ArcelorMittal 7.00% 2022[4]	24,365	26,741
CRH America, Inc. 8.125% 2018	15,540	18,332
FMG Resources 8.25% 2019[5]	5,500	5,060
FMG Resources 9.75% 2022[5]	49,680	52,288
		164,777
Capital World Growth and Income Fund — Page 7 of 10

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.15%	Principal amount (000)	Value (000)
AXA SA 8.60% 2030	$8,000	$11,140
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[4]	£4,520	9,240
Developers Diversified Realty Corp. 7.875% 2020	$8,075	9,991
Discover Financial Services 10.25% 2019	4,334	5,402
ERP Operating LP 5.125% 2016	2,886	2,983
ERP Operating LP 5.75% 2017	2,055	2,238
HBOS PLC 6.75% 2018[5]	36,490	40,789
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4,5]	30,300	34,656
Simon Property Group, LP 6.125% 2018	890	1,008
Simon Property Group, LP 10.35% 2019	5,170	6,636
Standard Chartered Bank 6.40% 2017[5]	8,451	9,282
		133,365
Telecommunication services 0.13%
Altice Finco SA, First Lien, 7.75% 2022[5]	6,750	6,834
América Móvil, SAB de CV 6.45% 2022	MXN63,350	4,011
América Móvil, SAB de CV 8.46% 2036	55,000	3,513
Numericable Group SA 6.00% 2022[5]	$21,500	21,769
Numericable Group SA 6.25% 2024[5]	8,000	8,140
Sprint Nextel Corp. 9.125% 2017	27,750	30,400
Sprint Nextel Corp. 11.50% 2021	33,950	41,334
		116,001
Energy 0.02%
Gazprom OJSC 8.146% 2018	4,415	4,768
Gazprom OJSC, Series 9, 6.51% 2022	1,150	1,173
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,166
Gazprom OJSC 7.288% 2037	2,740	2,802
Genel Energy Finance 3 Ltd. 7.50% 2019[5]	15,000	14,212
		24,121
Consumer discretionary 0.02%
Marks and Spencer Group PLC 6.25% 2017[5]	100	110
Marks and Spencer Group PLC 7.125% 2037[5]	15,550	18,780
		18,890
Total corporate bonds & notes		457,154
U.S. Treasury bonds & notes 0.19% U.S. Treasury 0.19%
U.S. Treasury 0.25% 2015	22,640	22,656
U.S. Treasury 0.25% 2015	14,775	14,785
U.S. Treasury 0.375% 2016[6]	135,400	135,587
Total U.S. Treasury bonds & notes		173,028
Bonds & notes of governments & government agencies outside the U.S. 0.19%
Argentina (Republic of) 7.00% 2015	9,610	9,455
India (Republic of) 8.60% 2028	INR1,850,000	30,568
Indonesia (Republic of) 8.375% 2034	IDR1,300,000,000	98,769
United Mexican States Government, Series M, 7.75% 2031	MXN392,500	28,763
		167,555
Total bonds, notes & other debt instruments (cost: $728,130,000)		797,737
Capital World Growth and Income Fund — Page 8 of 10

unaudited
Short-term securities 4.46%	Principal amount (000)	Value (000)
AstraZeneca PLC 0.10% due 8/3/2015[5]	$75,000	$74,977
Bank of Nova Scotia 0.20%–0.21% due 7/13/2015–7/23/2015[5]	153,600	153,583
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.24% due 6/22/2015	75,000	74,992
BASF AG 0.18% due 8/20/2015[5]	60,300	60,271
Electricité de France 0.17%–0.19% due 6/18/2015–6/19/2015[5]	71,400	71,394
Fannie Mae 0.09%–0.18% due 6/15/2015–1/4/2016	216,400	216,322
Federal Farm Credit Banks 0.12%–0.26% due 7/22/2015–2/22/2016	235,000	234,922
Federal Home Loan Bank 0.07%–0.17% due 6/1/2015–12/9/2015	1,002,235	1,002,092
Freddie Mac 0.10%–0.19% due 8/4/2015–2/2/2016	644,833	644,666
Jupiter Securitization Co., LLC 0.22% due 6/3/2015[5]	50,000	49,999
Mitsubishi UFJ Trust and Banking Corp. 0.20%–0.25% due 6/5/2015–6/12/2015[5]	91,900	91,893
National Australia Bank Ltd. 0.16% due 6/2/2015–6/4/2015[5]	158,500	158,497
Nestlé Capital Corp. 0.20% due 7/2/2015[5]	52,000	51,995
Nestlé Finance International Ltd. 0.18% due 10/19/2015	30,000	29,984
Nordea Bank AB 0.16%–0.18% due 6/1/2015–6/9/2015[5]	189,700	189,696
Old Line Funding, LLC 0.28% due 10/6/2015[5]	67,100	67,032
Reckitt Benckiser Treasury Services PLC 0.23%–0.32% due 10/14/2015–12/4/2015[5]	65,000	64,901
Sumitomo Mitsui Banking Corp. 0.24%–0.25% due 6/16/2015–8/12/2015[5]	178,800	178,745
Svenska Handelsbanken Inc. 0.19%–0.20% due 6/3/2015–7/13/2015[5]	230,850	230,824
Thunder Bay Funding, LLC 0.18%–0.27% due 7/24/2015–8/20/2015[5]	106,391	106,346
Toronto-Dominion Holdings USA Inc. 0.20%–0.42% due 10/1/2015–12/1/2015[5]	200,000	199,748
Toyota Credit Canada Inc. 0.22% due 10/9/2015	25,000	24,981
Victory Receivables Corp. 0.16% due 6/17/2015[5]	18,100	18,098
Westpac Banking Corp. 0.20% due 9/10/2015[5]	50,000	49,978
Total short-term securities (cost: $4,045,391,000)		4,045,936
Total investment securities 99.37% (cost: $69,444,626,000)		90,081,692
Other assets less liabilities 0.63%		572,249
Net assets 100.00%		$90,653,941
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $613,290,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 5/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	6/22/2015	Bank of America, N.A.	$64,780	A$82,000	$2,167
Australian dollars	7/28/2015	UBS AG	$14,665	A$19,000	187
British pounds	6/10/2015	Citibank	$87,453	£58,600	(2,103)
British pounds	6/10/2015	Bank of America, N.A.	$95,498	£64,000	(2,310)
British pounds	6/22/2015	Citibank	$153,904	£97,819	4,424
British pounds	6/23/2015	Bank of America, N.A.	$248,664	£160,160	3,922
British pounds	6/23/2015	Citibank	$248,254	£160,000	3,756
Euros	6/15/2015	Bank of America, N.A.	$107,888	€96,000	2,428
Euros	6/22/2015	JPMorgan Chase	$114,206	€102,886	1,171
Capital World Growth and Income Fund — Page 9 of 10

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 5/31/2015 (000)
			Receive (000)	Deliver (000)
Euros	7/10/2015	Bank of America, N.A.	$4,899	€4,500	$(46)
South Korean won	7/10/2015	Citibank	$35,573	KRW39,500,000	(23)
					$13,573

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $45,418,896,000, which represented 50.10% of the net assets of the fund. This amount includes $45,380,864,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,029,897,000, which represented 2.24% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $284,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
KRW = South Korean won
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-0715O-S49226	Capital World Growth and Income Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2015